As filed with the Securities and Exchange Commission on or about April 29, 2010
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                                             1933 Act Registration No. 333-72447
                                             1940 Act Registration No. 811-09235

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
Pre-Effective Amendment No. __                                           [ ]
Post-Effective Amendment No. 17                                          [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
Amendment No. 19                                                         [X]

                        FIRST DEFINED PORTFOLIO FUND, LLC
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 621-1675

                        W. Scott Jardine, Esq., Secretary
                       First Defined Portfolio Fund, LLC
                            First Trust Advisors L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 3, 2010 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 17


         This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

         The Facing Sheet

         The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 16, as it relates to the series of the Registrant specified therein, until May 3, 2010. Parts A, B and C of the Registrant's Post-Effective Amendment No. 16 under the Securities Act of 1933 as it relates to the series of the Registrant specified therein, filed on March 1, 2010, are incorporated by reference herein.

         Signatures

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 29th day of April, 2010.

                                        FIRST DEFINED PORTFOLIO FUND, LLC

                                        By:  /s/ James A. Bowen
                                            -------------------------------
                                            James A. Bowen, President

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                TITLE                                  DATE
                                         Treasurer, Controller and Chief        April 29, 2010
/s/ Mark R. Bradley                      Financial and Accounting Officer
-------------------------------------
Mark R. Bradley

                                         President, Chief Executive Officer,    April 29, 2010
/s/ James A. Bowen                       Chairman and Trustee
-------------------------------------
James A. Bowen

                                                  )
Richard E. Erickson*                     Trustee  )
                                                  )
                                                  )                             BY: /s/ James A. Bowen
Thomas R. Kadlec*                        Trustee  )                                 ---------------------
                                                  )                                 James A. Bowen
                                                  )                                 Attorney-In-Fact
Robert F. Keith*                         Trustee  )                                 April 29, 2010
                                                  )
                                                  )
Niel B. Nielson*                         Trustee  )
                                                  )


* Original powers of attorney authorizing, among others, James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.